Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets
COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2014	2013
Original cost:
Technology	12	$198,240	$190,043
Customer relations	10	160,331	160,726
Trademarks and other	15	143,094	143,354
		501,665	494,123
Accumulated amortization:
Technology		131,384	114,947
Customer relations		137,026	120,534
Trademarks and other		100,334	90,685
		368,744	326,166
Amortized cost		$132,921	$167,957

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2015		$39,171
2016		28,373
2017		22,891
2018		20,835
2019		14,864
2020	and thereafter	6,787

Schedule Of Goodwill
Changes in goodwill during 2014 are as follows:

2014
Balance, at January 1, 2014	$501,793
Additions	6,102
Net translation differences (1)	(3,284)
Balance, at December 31, 2014	$504,611

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.